Employee benefits (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 31, 2017	Jan. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Total employee benefit liability	$ 174,346	$ 155,150			$ 174,346
Defined benefit plan [Member]
Disclosure of defined benefit plans [line items]
Current service cost	1,207	566
Interest cost on net benefit obligation	18,490	17,484
Total employee benefit liability	111,076	100,188	$ 19,697	$ 18,050
Other benefits [Member]
Disclosure of defined benefit plans [line items]
Current service cost	1,982	2,241
Interest cost on net benefit obligation	3,984	5,275
Total employee benefit liability	$ 63,270	$ 54,962	$ 5,966	$ 7,516